Schedule of reconciliation of income tax expenses to prima facie tax on accounting loss (Parenthetical) (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Feb. 12, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Current tax assets	$ 80,828
Current tax liabilities	658,052
Deferred tax assets	1,306,713	$ 764,224
Deferred tax liabilities	$ 2,364
OECD Pillar two model application description	The OECD Pillar Two model rules apply to multinational groups with annual consolidated revenue of EUR 750 million or more in at least two of the four preceding fiscal years. The Group’s consolidated revenue is below that threshold and the Group is not within the scope of the rules. No current tax in respect of Pillar Two income taxes has been recognised, and the Group applies the exception in IAS 12 paragraph 4A from recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
Tax Losses VIS Network Private Ltd [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 622,848
Trade Receivables of VIS Entities Ltd [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	580,369
Employee benefit obligations [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	15,196
Visnet Global Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	12,924
Visnet Technologies LLC [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 20,730